Income Taxes - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Y	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	$ 2,214
Operating loss carryforwards, subject to expiration	1,655
Operating loss carryforwards, not subject to expiration	559
Tax credit carryforward, amount	113
Undistributed earnings of foreign subsidiaries	1,663
Unrecognized tax benefits	472	$ 50	$ 40	$ 23
Unrecognized tax benefits that would impact effective tax rate	429	46
Unrecognized tax benefits, interest on income taxes accrued	8	1
Unrecognized tax benefits liabilities	127	2
Decrease in unrecognized tax benefits	72
Net income taxes paid	$ 383	$ 439	$ 338
Maximum
Tax Credit Carryforward [Line Items]
Other operating loss carryforwards, expiration date | Y	2,044
Tax credit carryforward expiration period	10 years
Minimum
Tax Credit Carryforward [Line Items]
Other operating loss carryforwards, expiration date | Y	2,025
Tax credit carryforward expiration period	5 years